Rule 497(e)

                       FIRST TRUST EXCHANGE-TRADED FUND II

           FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
                                  (the "Fund")

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 30, 2009

                              DATED MARCH 23, 2009


         Effective March 23, 2009, the name of the Fund's underlying index was changed to the "FTSE EPRA/NAREIT Developed Index" from the "FTSE EPRA/NAREIT Global Real Estate Index." Accordingly, the Board of Trustees changed the Fund's investment objective to: "The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called FTSE EPRA/NAREIT Developed Index."

         In addition, the Board of Trustees changed the name of the Fund to "First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund" from "First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund."

         The changes to the Fund name and the underlying index name had no effect on the investment strategies or risks of the Fund or the index construction or methodology.


              PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE

                                                                     Rule 497(e)

                       FIRST TRUST EXCHANGE-TRADED FUND II

           FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
                                  (the "Fund")

  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2009

                              DATED MARCH 23, 2009

         Effective March 23, 2009, the name of the Fund's underlying index was changed to the "FTSE EPRA/NAREIT Developed Index" from the "FTSE EPRA/NAREIT Global Real Estate Index." In addition, the Board of Trustees changed the name of the Fund to "First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund" from "First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund."

         The changes to the Fund name and underlying index name had no effect on the investment strategies or risks of the Fund or the index construction or methodology.




             PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                   ADDITIONAL INFORMATION FOR FUTURE REFERENCE